UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from July 1, 2007 to July 31, 2007
                          -----------------------------

                    Commission File Number of issuing entity:
                                  333-131201-19

                           RFMSI SERIES 2007-SA2 TRUST
                   (Exact name of issuing entity as specified
                                 in its charter)

                 Commission File Number of depositor: 333-131201

                 RESIDENTIAL FUNDING MORTGAGE SECURITIES I, INC.
                 -----------------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                  New York                                      None
----------------------------------------       ------------------------------
     (State or other jurisdiction of             (I.R.S. Employer Identification
  incorporation or organization of the                         No.)
             issuing entity)

c/o Residential Funding Company, LLC,                         55437
                                                -------------------------------
              as
                                      (Zip Code)
     Master Servicer
     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota 55437
----------------------------------
 (Address of principal executive offices
          of issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                   Name of
                                                                  exchange
                               Section      Section     Section   (If Section
                                 12(b)       12(g)       15(d)      12(b))
    Mortgage Pass-Through
     Certificates, Series
   2007-SA2, in the classes
       specified herein        [___]         [___]        [ X ]  ____________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSI Mortgage Pass-Through Certificates, Series 2007-SA2 (the "Certificates"), dated March 28, 2007, and related Prospectus dated December 18, 2006 (collectively, the "Prospectus"), of the RFMSI Series 2007-SA2 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class I-A, Class II-A-1, Class II-A-2, Class II-A-3, Class III-A, Class IV-A, Class V-A, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      August 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of March 1, 2007, to the Standard Terms of Pooling and Servicing Agreement, dated as of November 1, 2006, among Residential Funding Mortgage Securities I, Inc., as company, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 12, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 29, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 12, 2007).

Exhibit     10.3  Custodial   Agreement,   dated  as  of  March  1,  2007  among
            Residential Funding Company, LLC, as master servicer, Residential Funding Mortgage Securities I, Inc., as depositor, Wells Fargo Bank, N.A., as custodian, and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-SA2 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 12, 2007).

Exhibit 99.1      August 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  August 27, 2007



                              RFMSI Series 2007-SA2 Trust
                                    (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                    as Master Servicer


                                        By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS